Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Tax Charge
The tax charge comprises:

	2024	2023	2022
	£m	£m	£m
Corporation tax
Current year	466	433	427
Prior years	(42)	(86)	(56)
	424	347	371
Deferred tax
Current year	6	(197)	9
Prior years	(28)	(1)	5
	(22)	(198)	14
Tax charge	402	149	385

Summary of Tax Charge Reconciled to Profit Before Taxation
The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

	2024	2023	2022
	£m	£m	£m
Profit before taxation	1,031	346	1,160
Tax at the corporation tax rate of 25.0%[1]	258	81	220
Tax effect of (earnings)/losses from associates	(9)	(15)	17
Irrecoverable withholding taxes	29	35	26
Tax effect of items that are not deductible in determining taxable profits	101	39	68
Tax effect of non-deductible goodwill impairment	65	16	7
Effect of different tax rates in subsidiaries operating in other jurisdictions	18	42	94
Origination and reversal of unrecognised temporary differences	(10)	9	(1)
Tax losses not recognised or utilised in the year	21	44	10
Utilisation of tax losses not previously recognised	(6)	(15)	(5)
Net release of prior year provisions in relation to acquired businesses	—	(4)	(3)
Other prior year adjustments	(70)	(83)	(48)
Impact of OECD Pillar Two income taxes	5	—	—
Tax charge	402	149	385
Effective tax rate on profit before tax	39.0%	43.1%	33.1%
Note
1As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 25.0% (2023: 23.5%, 2022: 19.0%).